Cash At Bank And Restricted Cash - Disclosure of Cash At Bank (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	¥ 29,903,846	¥ 39,695,914	¥ 43,939,270	¥ 34,768,988
Bank deposits	29,903,846	39,695,914	43,939,270	¥ 34,768,988
Less: Provision for impairment losses	(3,128)	(3,793)	(2,115)
Bank Deposits [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	29,704,108	39,695,914	43,939,270
Bank deposits	29,704,108	39,695,914	43,939,270
Central Bank Deposits [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	199,738	0	0
Bank deposits	199,738	0	0
Demand deposits
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	9,577,211	16,918,605	26,581,338
Bank deposits	9,577,211	16,918,605	26,581,338
Demand deposits | RMB
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	9,198,107	16,536,293	24,567,031
Bank deposits	9,198,107	16,536,293	24,567,031
Demand deposits | USD
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	107,353	347,388	1,985,271
Bank deposits	107,353	347,388	1,985,271
Demand deposits | HKD
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	232,442	23,809	13,586
Bank deposits	232,442	23,809	13,586
Demand deposits | IDR
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	39,309	11,115	15,450
Bank deposits	39,309	11,115	15,450
Time deposits
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	20,329,763	22,781,102	17,360,047
Bank deposits	20,329,763	22,781,102	17,360,047
Time deposits | RMB
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	19,695,362	22,672,430	17,248,631
Bank deposits	19,695,362	22,672,430	17,248,631
Time deposits | USD | CURRENCY USD [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	66,962	0	0
Bank deposits	66,962	0	0
Time deposits | HKD | CURRENCY HKD [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	502,569	0	0
Bank deposits	502,569	0	0
Time deposits | IDR
Disclosure Of Cash And Cash Equivalents [Line Items]
Balances with banks	64,870	108,672	111,416
Bank deposits	¥ 64,870	¥ 108,672	¥ 111,416